Taxes on Income (Details) - Schedule of income before taxes on income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of income before taxes on income [Abstract]
Domestic	$ 25,423	$ 17,806	$ 25,839
Foreign	11,980	14,666	6,008
Income before taxes on income	$ 37,403	$ 32,472	$ 31,847